Other Comprehensive Income (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
AOCI Attributable to Parent, Net of Tax [Roll Forward]
Other comprehensive income (loss) before reclassifications	$ 647	$ 2,635	$ (801)
Amounts reclassified from accumulated OCI	(1,787)	(1,414)	(1,309)
Other comprehensive income (loss) attributable to AT&T	(1,140)	1,221	(2,110)
Accumulated Other Comprehensive Income
AOCI Attributable to Parent, Net of Tax [Roll Forward]
Accumulated other comprehensive income, beginning balance	5,470	4,249	7,017
Other comprehensive income (loss) attributable to AT&T	(1,140)	1,221	(2,110)
Accumulated other comprehensive income, ending balance	4,330	5,470	4,249
Accumulated Other Comprehensive Income | Amounts reclassified to retained earnings
AOCI Attributable to Parent, Net of Tax [Roll Forward]
Accumulated other comprehensive income, beginning balance			(658)
Foreign Currency Translation Adjustment
AOCI Attributable to Parent, Net of Tax [Roll Forward]
Accumulated other comprehensive income, beginning balance	(3,056)	(3,084)	(2,054)
Other comprehensive income (loss) before reclassifications	(870)	28	(1,030)
Amounts reclassified from accumulated OCI	0	0	0
Other comprehensive income (loss) attributable to AT&T	(870)	28	(1,030)
Accumulated other comprehensive income, ending balance	(3,926)	(3,056)	(3,084)
Foreign Currency Translation Adjustment | Amounts reclassified to retained earnings
AOCI Attributable to Parent, Net of Tax [Roll Forward]
Accumulated other comprehensive income, beginning balance			0
Net Unrealized Gains (Losses) on Available-for-Sale Securities
AOCI Attributable to Parent, Net of Tax [Roll Forward]
Accumulated other comprehensive income, beginning balance	48	(2)	660
Other comprehensive income (loss) before reclassifications	78	50	(4)
Amounts reclassified from accumulated OCI	(15)	0	0
Other comprehensive income (loss) attributable to AT&T	63	50	(4)
Accumulated other comprehensive income, ending balance	111	48	(2)
Net Unrealized Gains (Losses) on Available-for-Sale Securities | Amounts reclassified to retained earnings
AOCI Attributable to Parent, Net of Tax [Roll Forward]
Accumulated other comprehensive income, beginning balance			(658)
Net Unrealized Gains (Losses) on Cash Flow Hedges
AOCI Attributable to Parent, Net of Tax [Roll Forward]
Accumulated other comprehensive income, beginning balance			1,402
Other comprehensive income (loss) before reclassifications			(597)
Amounts reclassified from accumulated OCI			13
Other comprehensive income (loss) attributable to AT&T			(584)
Net Unrealized Gains (Losses) on Cash Flow Hedges | Amounts reclassified to retained earnings
AOCI Attributable to Parent, Net of Tax [Roll Forward]
Accumulated other comprehensive income, beginning balance			0
Net Unrealized Gains (Losses) on Cash Flow Hedges
AOCI Attributable to Parent, Net of Tax [Roll Forward]
Accumulated other comprehensive income, beginning balance	(37)	818
Other comprehensive income (loss) before reclassifications	(811)	(900)
Amounts reclassified from accumulated OCI	69	45
Other comprehensive income (loss) attributable to AT&T	(742)	(855)
Accumulated other comprehensive income, ending balance	(779)	(37)	818
Defined Benefit Postretirement Plans
AOCI Attributable to Parent, Net of Tax [Roll Forward]
Accumulated other comprehensive income, beginning balance	8,515	6,517	7,009
Other comprehensive income (loss) before reclassifications	2,250	3,457	830
Amounts reclassified from accumulated OCI	(1,841)	(1,459)	(1,322)
Other comprehensive income (loss) attributable to AT&T	409	1,998	(492)
Accumulated other comprehensive income, ending balance	$ 8,924	$ 8,515	6,517
Defined Benefit Postretirement Plans | Amounts reclassified to retained earnings
AOCI Attributable to Parent, Net of Tax [Roll Forward]
Accumulated other comprehensive income, beginning balance			$ 0